Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Details of the Purchase Price Allocation by Year of Acquisition
Details of our final purchase price allocation for the Atrenne and Impakt acquisitions are as follows:

	Atrenne	Impakt
Current assets*, net of cash acquired ($1.1 for Atrenne and $5.9 for Impakt)	$31.5	$49.2
Property, plant and equipment and other long-term assets	7.8	20.6
Customer intangible assets and computer software assets	51.0	219.3
Goodwill	62.6	112.6
Current liabilities	(8.5)	(25.8)
Deferred income taxes and other-long-term liabilities	(4.1)	(51.8)
	$140.3	$324.1